Note Receivables	12 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Note Receivables

8.	Note Receivables

On August 2, 2023, the Company entered into a loan agreement with an independent third party (“Borrower”), in which, the Company lent $2,500,000 to the Borrower, with a loan period of 36 months, and at an annualized interest of 6.8%, with the first eight months being interest-free. For the years ended June 30, 2026 and 2025, the interest income attributed to the Note Receivable were $170,000 and $212,500, respectively. As of June 30, 2026 and 2025, interest receivable attributed to the Note Receivable of $372,500 and $212,500, respectively were included in the account receivables, net on the consolidated balance sheets.

On September 22, 2026, the Company and the Borrower have entered into a loan extension agreement, which both sides agreed to extend the maturity date of the loan from August 1, 2026 to August 1, 2029. The Borrower will make regular payments of $400,000 on 31st of every 6th month until the maturity date.